UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended September 30, 2010

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Jasinkiewicz Capital Management, LLC

Address:   51 JFK Parkway
           Suite 307
           Short Hills, New Jersey 07078

13F File Number: 028-13686

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Paul Jasinkiewicz
Title:     Managing Member
Phone:     973-671-0663


Signature, Place and Date of Signing:

/s/ Paul Jasinkiewicz            New York, New York           November 5, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

No.        Form 13F File Number                 Name

1.         028-10684                            Millennium Management LLC

                             Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  37

Form 13F Information Table Value Total:  $19,333
                                        (thousands)


List of Other Included Managers:

NONE

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                                                 FORM 13F INFORMATION TABLE
                                          Jasinkiewicz Capital Management, LLC
                                                    September 30, 2010


COLUMN 1                        COLUMN  2      COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6  COLUMN 7     COLUMN 8

                                TITLE                      VALUE     SHRS OR  SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS       CUSIP       (X$1000)  PRN AMT  PRN CALL   DISCRETION  MANAGERS  SOLE    SHARED   NONE
--------------                  --------       -----       --------  -------  --- ----   ----------  --------  ----    ------   ----
AEGEAN MARINE PETROLEUM NETW    SHS            Y0017S102     776     46,635   SH         SOLE                  46,635
ANADARKO PETE CORP              COM            032511107     272      4,772   SH         SOLE                   4,772
BALTIC TRADING LIMITED          COM            Y0553W103     275     24,999   SH         SOLE                  24,999
CAMERON INTERNATIONAL CORP      COM            13342B105     718     16,702   SH         SOLE                  16,702
CARBO CERAMICS INC              COM            140781105   1,516     18,722   SH         SOLE                  18,722
CHEVRON CORP NEW                COM            166764100     506      6,249   SH         SOLE                   6,249
CIMAREX ENERGY CO               COM            171798101     823     12,433   SH         SOLE                  12,433
CONSTELLATION ENERGY GROUP I    COM            210371100     212      6,562   SH         SOLE                   6,562
CONTINENTAL RESOURCES INC       COM            212015101     967     20,860   SH         SOLE                  20,860
CRIMSON EXPLORATION INC         COM NEW        22662K207     144     50,646   SH         SOLE                  50,646
EDISON INTL                     COM            281020107     301      8,749   SH         SOLE                   8,749
ENTERGY CORP NEW                COM            29364G103     285      3,724   SH         SOLE                   3,724
EOG RES INC                     COM            26875P101   1,663     17,891   SH         SOLE                  17,891
FLOTEK INDS INC DEL             COM            343389102      72     52,011   SH         SOLE                  52,011
GENCO SHIPPING & TRADING LTD    SHS            Y2685T107     677     42,483   SH         SOLE                  42,483
GENERAL MARITIME CORP NEW       SHS            Y2693R101     187     38,125   SH         SOLE                  38,125
HALLIBURTON CO                  COM            406216101     310      9,374   SH         SOLE                   9,374
HESS CORP                       COM            42809H107     682     11,542   SH         SOLE                  11,542
MURPHY OIL CORP                 COM            626717102     442      7,143   SH         SOLE                   7,143
NATIONAL OILWELL VARCO INC      COM            637071101     292      6,563   SH         SOLE                   6,563
NEXTERA ENERGY INC              COM            65339F101     391      7,187   SH         SOLE                   7,187
NOBLE ENERGY INC                COM            655044105     348      4,628   SH         SOLE                   4,628
NOBLE ENERGY INC                COM            655044105     736      9,800   SH  CALL   SOLE                   9,800
NORTHERN OIL & GAS INC NEV      COM            665531109     436     25,749   SH         SOLE                  25,749
PG&E CORP                       COM            69331C108   1,507     33,190   SH         SOLE                  33,190
PIONEER NAT RES CO              COM            723787107     711     10,938   SH         SOLE                  10,938
PUBLIC SVC ENTERPRISE GROUP     COM            744573106     223      6,755   SH         SOLE                   6,755
QUICKSILVER RESOURCES INC       COM            74837R104     126     10,001   SH         SOLE                  10,001
SCHLUMBERGER LTD                COM            806857108     473      7,674   SH         SOLE                   7,674
SEADRILL LIMITED                SHS            G7945E105     516     17,791   SH         SOLE                  17,791
TOTAL S A                       SPONSORED ADR  89151E109     258      5,001   SH         SOLE                   5,001
TRANSATLANTIC PETROLEUM LTD     SHS            G89982105      89     30,000   SH         SOLE                  30,000
TRANSOCEAN LTD                  REG SHS        H8817H100     240      3,738   SH         SOLE                   3,738
UIL HLDG CORP                   COM            902748102     506     17,981   SH         SOLE                  17,981
WEATHERFORD INTERNATIONAL LT    REG            H27013103     336     19,631   SH         SOLE                  19,631
WHITING PETE CORP NEW           COM            966387102   1,093     11,441   SH         SOLE                  11,441
XCEL ENERGY INC                 COM            98389B100     223      9,688   SH         SOLE                   9,688




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